Inventories	12 Months Ended
Nov. 30, 2019
Classes of current inventories [abstract]
Inventories
10.	Inventories

	November 30		December 1 ,

	2019	2018	2017

Raw materials	$3,011	$4,224	$5,247
Work in progress	2,467	292	-
Finish ed goods	15,451	6,568	1,997

	$20,929	$11,084	$7,244
Inventories were written down to net realizable value by an amount of $16 in 2019 (2018 – $144), of which nil (2018 – $108) is recorded in cost of sales as other production-related costs and $16 (2018 – $36) was recorded in cost of goods sold.
The write-downs in 2019 and 2018 related to losses incurred during the conversion of raw materials to finished goods and losses associated with expired goods.